6. Cash and cash equivalents (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Cash and Cash Equivalents [Line Items]
Cash equivalents	R$ 1,226,978	R$ 668,217
Local currency [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Cash equivalents	519,861	382,357
Foreign currency [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Cash equivalents	707,117	285,860
Automatic deposits [Member] | Local currency [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Cash equivalents	R$ 5,505
Average annual depreciation rate	29.40%
Private bonds and deposits with banks [Member] | Local currency [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Cash equivalents	R$ 514,356	74,819
Average annual depreciation rate	90.40%
Private bonds and deposits with banks [Member] | Foreign currency [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Cash equivalents	R$ 707,117	285,860
Average annual depreciation rate	2.00%
Government bonds [Member] | Local currency [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Cash equivalents		39
Investments funds [Member] | Local currency [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Cash equivalents		R$ 307,499